Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001469192
MainStay MacKay Short Term Municipal Fund (Prospectus Summary) | MainStay MacKay Short Term Municipal Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MainStay MacKay Short Term Municipal Fund
Supplement [Text Block]	ck0001469192_SupplementTextBlock

MAINSTAY FUNDS TRUST

MainStay MacKay Short Term Municipal Fund

Supplement dated August 28, 2018 (“Supplement”) to the
Prospectus and Statement of Additional Information, each dated August 28, 2018

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus and Statement of Additional Information.

Effective immediately, Class R6 shares are not currently offered for sale.

Supplement Closing [Text Block]	ck0001469192_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.